Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	$ (15,157)	$ (1,604)	$ (25,671)	$ 15,906
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	(25,993)	9,730	10,646	(50,086)
Cross Currency Interest Rate Contract [Member] | Realized losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	(5,000)	(3,771)	(9,939)	(7,934)
Cross Currency Interest Rate Contract [Member] | Unrealized gains (losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	(20,993)	13,501	53,213	(42,152)
Cross Currency Interest Rate Contract Termination [Member] | Realized losses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized and Unrealized gains (losses)	$ 0	$ 0	$ (32,628)	$ 0